                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2003
                                       --------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment:         [   ] is a restatement
                        [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Taconic Capital Advisors LLC
            ------------------------------------------
Address:    450 Park Avenue, 8th Floor
            ------------------------------------------
            New York, NY 10022
            ------------------------------------------

            ------------------------------------------


Form 13F File Number: 28-05329
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3100

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein            New York, NY                    Aug 13, 2003
----------------------  --------------------------------------   ---------------

Report Type (Check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.

                                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                              -----------------------

Form 13F Information Table Entry Total:           120
                                              -----------------------

Form 13F Information Table Value Total:       531,419
                                              -----------------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                TITLE                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
         NAME OF ISSUER        OF CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHRD    NONE
         --------------        --------        -----    --------   -------   --- ---- ---------- --------   ----     ----    ----
Aether Sys 6.00% Due
 3/22/2005                  Note 6% 3/2      00808VAA3    7,312   7,460,741  PRN        Sole                               7,460,741
American Int'l Group            Common       026874107   13,484     244,368  SH         Sole                244,368
Amerisource
 Bergen Corp                    Common       03073E105   21,989     317,072  SH         Sole                317,072
Amgen Inc                       Common       031162100    8,342     125,556  SH         Sole                125,556
Anadarko Pete Corp              Common       032511107    3,612      81,229  SH         Sole                 81,229
Aquila Inc                      Common       03840P102      376     145,622  SH         Sole                145,622
ArvinMeritor Inc                Common       043353101      505      25,000  SH         Sole                 25,000
Aspect
 Telecommunications             SDCV         045237AE4      242     594,430  SH         Sole                594,430
AT&T Corp                       Common       001957505    2,078     107,952  SH         Sole                107,952
AT&T Wireless                   Common       00209A106      835     101,699  SH         Sole                101,699
BankNorth Group Inc             Common       06646R107    6,909     270,737  SH         Sole                270,737
Barrick Gold Corp               Common       067901108   14,783     825,842  SH         Sole                825,842
Bayview Cap Corp Del            Common       07262L101    1,376     238,010  SH         Sole                238,010
BB & T Corp                     Common       054937107      153       4,473  SH         Sole                  4,473
BK UTD Litig                    Common       065416117       14     175,635  SH         Sole                175,635
Bowater Inc                     Common       102183100    3,967     105,931  SH         Sole                105,931
BP PLC ADR                   Sponsored ADR   055622104    2,757      65,600  SH         Sole                 65,600
Brooks Automation               Common       114340102      635      56,032  SH         Sole                 56,032
Canada Life Finl Corp           Common       135113108   12,405     376,335  SH         Sole                376,335
Cardinal Health                 Common       14149Y108   17,490     272,001  SH         Sole                272,001
Cephalon                        Common       156708109    2,324      56,459  SH         Sole                 56,459
Circuit City Stores             Common       172737108    1,436     163,194  SH         Sole                163,194
Citigroup                       Common       172967101   14,601     341,146  SH         Sole                341,146
CKE Restaurants Nts           Note 4.25%     12561EAB1    7,653   7,829,611  PRN        Sole                               7,829,611
Comcast                         Common       20030N101    5,212     172,709  SH         Sole                172,709
Computer Horizons Corp          Common       205908106    1,093     240,744  SH         Sole                240,744
Conagra Foods                   Common       205887102    1,600      67,800  SH         Sole                 67,800
Concord EFS Inc                 Common       206197105    3,498     237,655  SH         Sole                237,655
ConocoPhillips                  Common       20825C104    4,791      87,420  SH         Sole                 87,420
Cosine Communications           Common       221222607      295      48,565  SH         Sole                 48,565
Dean Foods                      Common       242370104   11,131     353,358  SH         Sole                353,358
Devon Energy                    Common       25179M103    2,209      41,358  SH         Sole                 41,358
Dow Chemical                    Common       260543103    4,592     148,308  SH         Sole                148,308

                                TITLE                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
         NAME OF ISSUER        OF CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHRD    NONE
         --------------        --------        -----    --------   -------   --- ---- ---------- --------   ----     ----    ----
Dreyers Grand Ice Cream         Common       261878102   11,520     145,635  SH         Sole                145,635
Duke Energy                     Common       264399106    4,177     209,392  SH         Sole                209,392
Encana                          Common       292505104    6,405     166,939  SH         Sole                166,939
Fair Issac & Co.                Common       303250104   10,053     195,398  SH         Sole                195,398
Fidelity National
  Soltns Inc                    Common       31620P109    2,673     102,478  SH         Sole                102,478
Fifth Third Bancorp             Common       316773100    9,034     157,560  SH         Sole                157,560
Fleet Boston                    Common       339030108    2,846      95,791  SH         Sole                 95,791
Forest Oil Corp                 Common       346091705      470      18,704  SH         Sole                 18,704
Freeport-McMoran                Common       35671D857   11,909     486,095  SH         Sole                486,095
Genesis Michrochip              Common       37184C103    2,745     202,769  SH         Sole                202,769
Georgia Pacific                 Common       373298108    1,145      60,399  SH         Sole                 60,399
Glaxo SmithKline                  ADR        37733W105   11,815     291,445  SH         Sole                291,445
Group CGI CAD                   Common       39945C109    6,146   1,020,978  SH         Sole              1,020,978
Gucci Grp NY                    Common       401566104    2,645      26,987  SH         Sole                 26,987
Hercules Inc                    Common       427056106    2,846     287,494  SH         Sole                287,494
Hewlett Packard                 Common       428236103   16,171     759,198  SH         Sole                759,198
HSBC Holdings PLC               Common       404280406    9,505     160,799  SH         Sole                160,799
Intersil Corp                   Class A      46069S109      870      32,707  SH         Sole                 32,707
Inv Group                       Common       46152H101    1,441      68,158  SH         Sole                 68,158
ITWO 5.25%                    Note 5.25%     465754AF6      576     743,037  PRN        Sole                                 743,037
JP Morgan Chase                 Common       46625H100    8,014     234,450  SH         Sole                234,450
Johnson and Johnson             Common       478160104   13,601     263,085  SH         Sole                263,085
Jones Apparel Group             Common       480074103      427      14,594  SH         Sole                 14,594
Keynote Systems                 Common       493308100      403      38,467  SH         Sole                 38,467
King Pharmaceuticals            Common       495582108    3,304     223,877  SH         Sole                223,877
Laboratory Corp
  of America                    Common       50540R409      262       8,696  SH         Sole                  8,696
LSI Logic                       Common       502161102    1,705     240,807  SH         Sole                240,807
Macromedia                      Common       556100105    1,036      49,258  SH         Sole                 49,258
Maxim Integrated
  Products                      Common       57772K101    2,744      80,261  SH         Sole                 80,261
Medimmune Inc                   Common       584699102    2,599      71,456  SH         Sole                 71,456
Merck & Co.                     Common       589331107    1,566      25,871  SH         Sole                 25,871
Metamore Worldwide
  Inc                       Note 2.94% 8/1   59133PAA8    3,713   9,056,136  PRN        Sole                               9,056,136
Millennium
  Pharmaceuticals               Common       599902103    1,225      77,847  SH         Sole                 77,847
MKS Instruments                 Common       55306N104      622      34,442  SH         Sole                 34,442
Monsanto                        Common       61166W101    1,529      70,664  SH         Sole                 70,664
Natural MicroSystems
  Corp                     Note 5.000% 10/1  638882AA8      892   1,188,859  PRN        Sole                               1,188,859
Network Associates              Common       640938106      606      47,821  SH         Sole                 47,821
Newmont Mining Corp             Common       651639106    5,081     156,529  SH         Sole                156,529
Northrop Grumman Corp           Common       666807102    1,858      21,536  SH         Sole                 21,536
Northwest
  Airlines Corp                 Common       667280101      671      59,443  SH         Sole                 59,443

                                TITLE                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
         NAME OF ISSUER        OF CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHRD    NONE
         --------------        --------        -----    --------   -------   --- ---- ---------- --------   ----     ----    ----
Novellus Systems                Common       670008101    3,752     102,454  SH         Sole                102,454
Pepco Holdings                  Common       713291102    1,010      52,693  SH         Sole                 52,693
Pfizer Inc                      Common       717081103   21,350     625,188  SH         Sole                625,188
Plum Creek Timber               Common       729251108    3,203     123,433  SH         Sole                123,433
Precise Software
  Solutions                     Common       M41450103    6,638     347,536  SH         Sole                347,536
Premiere
  Technologies              Note 5.75% 7/0   74058FAC6    5,246   5,408,680  PRN        Sole                               5,408,680
Pride International             Common       74153Q102    7,260     385,748  SH         Sole                385,748
Progress Energy                 Common       743263105      684      15,574  SH         Sole                 15,574
Prologis Trust                Sh Ben Int     743410102    4,314     158,014  SH         Sole                158,014
Quintiles Transnational         Common       748767100    5,604     394,935  SH         Sole                394,935
Radian Group                    Common       750236101    6,047     165,000  SH         Sole                165,000
Redback Networks            Note 5.000% 4/0  757209AB7    3,546   9,035,331  PRN        Sole                               9,035,331
Redback Networks Inc            Common       757209101      107     118,686  SH         Sole                118,686
RFS Hotel Invs Inc              Common       74955J108      708      57,481  SH         Sole                 57,481
Sequenom                        Common       817337108       60      22,170  SH         Sole                 22,170
SFE 5 6/15/2006              SB NT CV 5%06   786449AE8    6,481   8,001,186  PRN        Sole                               8,001,186
Shire Pharmaceutical              ADR        82481R106    4,886     248,033  SH         Sole                248,033
Smucker J.M.                    Common       832696405    5,100     127,864  SH         Sole                127,864
Smurfit Stone Container         Common       832727101      475      36,495  SH         Sole                 36,495
SPX Corp                        Common       784635104    6,967     158,126  SH         Sole                158,126
Sun Life Financial
  Services                      Common       866796105    2,367     113,973  SH         Sole                113,973
Sybase                          Common       871130100      759      54,563  SH         Sole                 54,563
Symantec                        Common       871503108    5,189     118,302  SH         Sole                118,302
Symmetricom                     Common       871543104      164      37,181  SH         Sole                 37,181
Taubman Centers Inc             Common       876664103    7,972     416,101  SH         Sole                416,101
Tellium Inc                     Common       87967E107      138     148,607  SH         Sole                148,607
Thoratec                        Common       885175307    2,834     190,174  SH         Sole                190,174
Tower Automotive              Note 5.000%    891707AE1      583     594,430  PRN        Sole                                 594,430
Travelers Ppty Cas
  Corp New                      Class A      89420G109      234      14,738  SH         Sole                 14,738
Travelers Ppty Cas
  Corp New                      Class B      89420G406      478      30,282  SH         Sole                 30,282
Turnstone Sys                   Common       900423104    3,204   1,266,260  SH         Sole              1,266,260
Tyco International              Common       902124106      208      10,949  SH         Sole                 10,949
Tyson Foods Inc                 Class A      902494103    1,501     141,333  SH         Sole                141,333
UAL Corp                   Common Par $0.01  902549500      233     297,085  SH         Sole                297,085
UBS AG Reg                     Namen Akt     H8920M855    5,664     102,231  SH         Sole                102,231
United Parcel                   Common       911312106    1,600      25,117  SH         Sole                 25,117
Unocal Corp                     Common       915289102    1,014      35,358  SH         Sole                 35,358
US Bancorp                      Common       902973304   11,097     452,948  SH         Sole                452,948
Valero Energy                   Common       91913Y100   15,619     429,907  SH         Sole                429,907

                                TITLE                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
         NAME OF ISSUER        OF CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHRD    NONE
         --------------        --------        -----    --------   -------   --- ---- ---------- --------   ----     ----    ----
Viacom                          Class B      925524308   11,368     260,367  SH         Sole                260,367
Vertex Pharmaceuticals          Note 5%      92532FAD2      999   1,188,859  PRN        Sole                               1,188,859
Wellpoint Health
  Networks                      Common       94973H108      102       1,208  SH         Sole                  1,208
Wells Fargo                     Common       949746101    8,240     163,487  SH         Sole                163,487
Whitman Ed Group Inc            Common       966524100    1,741     113,404  SH         Sole                113,404
Wiltel Communications
  Group                         Common       972487102    1,249      84,766  SH         Sole                 84,766
WR Grace & Co                   Common       38388F108    2,359     534,829  SH         Sole                534,829
Yahoo Inc                       Common       984332106    4,516     137,838  SH         Sole                137,838
TOTAL VALUE                                             531,419